Nature of the business, Concessional assets owned (Details) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2020	Sep. 30, 2013
ACT [Member]
Nature of the business [Abstract]
Type		Efficient natural gas
Ownership		100.00%
Location		Mexico
Currency	[1]	USD
Capacity (gross)		300 MW
Counterparty credit ratings	[2]	BBB/ Ba2/BB-
COD	[3]	2013
Contract years left	[4]	13 years
Monterrey [Member]
Nature of the business [Abstract]
Type		Efficient natural gas
Ownership		30.00%
Location		Mexico
Currency		USD
Capacity (gross)		142 MW
Counterparty credit ratings		Not rated
COD		2018
Contract years left		19 years
ATN [Member]
Nature of the business [Abstract]
Type	[5]	Transmission line
Ownership	[5]	100.00%
Location	[5]	Peru
Currency	[1],[5]	USD
Capacity (gross)	[5]	379 miles
Counterparty credit ratings	[2],[5]	BBB+/A3/BBB+
COD	[3],[5]	2011
Contract years left	[4],[5]	21 years
ATS [Member]
Nature of the business [Abstract]
Type		Transmission line
Ownership		100.00%
Location		Peru
Currency	[1]	USD
Capacity (gross)		569 miles
Counterparty credit ratings	[2]	BBB+/A3/BBB+
COD	[3]	2014
Contract years left	[4]	24 years
ATN2 [Member]
Nature of the business [Abstract]
Type		Transmission line
Ownership		100.00%
Location		Peru
Currency	[1]	USD
Capacity (gross)		81 miles
Counterparty credit ratings	[2]	Not rated
COD	[3]	2015
Contract years left	[4]	13 years
Quadra 1 [Member]
Nature of the business [Abstract]
Type		Transmission line
Ownership		100.00%
Location		Chile
Currency	[1]	USD
Capacity (gross)		49 miles
Counterparty credit ratings	[2]	Not rated
COD	[3]	2014
Contract years left	[4]	15 years
Quadra 2 [Member]
Nature of the business [Abstract]
Type		Transmission line
Ownership		100.00%
Location		Chile
Currency	[1]	USD
Capacity (gross)		32 miles
Counterparty credit ratings	[2]	Not rated
COD	[3]	2014
Contract years left	[4]	15 years
Palmucho [Member]
Nature of the business [Abstract]
Type		Transmission line
Ownership		100.00%
Location		Chile
Currency	[1]	USD
Capacity (gross)		6 miles
Counterparty credit ratings	[2]	BBB+/Baa1/A-
COD	[3]	2007
Contract years left	[4]	18 years
Chile TL3 [Member]
Nature of the business [Abstract]
Type		Transmission line
Ownership		100.00%
Location		Chile
Currency	[1]	USD
Capacity (gross)		50 miles
Counterparty credit ratings	[2]	A+/A1/A+
COD	[3]	1993
Skikda [Member]
Nature of the business [Abstract]
Type		Water
Ownership	[6]	34.20%
Location		Algeria
Currency	[1]	USD
Capacity (gross)		3.5 M ft3/day
Counterparty credit ratings	[2]	Not rated
COD	[3]	2009
Contract years left	[4]	14 years
Skikda [Member] | Algerian Energy Company, SPA [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests		49.00%
Skikda [Member] | Sadyt [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests		16.83%
Honaine [Member]
Nature of the business [Abstract]
Type		Water
Ownership	[7]	25.50%
Location		Algeria
Currency	[1]	USD
Capacity (gross)		7 M ft3/day
Counterparty credit ratings	[2]	Not rated
COD	[3]	2012
Contract years left	[4]	18 years
Honaine [Member] | Algerian Energy Company, SPA [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests		49.00%
Honaine [Member] | Sadyt [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests		25.50%
PS10/PS20 [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership		100.00%
Location		Spain
Currency	[1]	Euro
Capacity (gross)		31 MW
Counterparty credit ratings	[2]	A/Baa1/A-
COD	[3]	2007& 2009
PS10 [Member]
Nature of the business [Abstract]
Contract years left	[4]	12 years
PS20 [Member]
Nature of the business [Abstract]
Contract years left	[4]	14 years
Solana [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership		100.00%
Ownership interest type	[8]	Class B
Location		Arizona (USA)
Currency	[1]	USD
Capacity (gross)		280 MW
Counterparty credit ratings	[2]	A-/A2/A-
COD	[3]	2013
Contract years left	[4]	24 years
Solana [Member] | Liberty Interactive Corporation [Member]
Nature of the business [Abstract]
Class A membership investment			$ 300
Mojave [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership		100.00%
Location		California (USA)
Currency	[1]	USD
Capacity (gross)		280 MW
Counterparty credit ratings	[2]	NR/WR/WD
COD	[3]	2014
Contract years left	[4]	20 years
Solaben 2 & 3 [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership	[9]	70.00%
Location		Spain
Currency	[1]	Euro
Capacity (gross)		2x50 MW
Counterparty credit ratings	[2]	A/Baa1/A-
COD	[3]	2012
Solaben 2 & 3 [Member] | Itochu Corporation [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests		30.00%
Solaben 2 [Member]
Nature of the business [Abstract]
Contract years left	[4]	18 years
Solaben 3 [Member]
Nature of the business [Abstract]
Contract years left	[4]	17 years
Solacor 1 & 2 [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership	[10]	87.00%
Location		Spain
Currency	[1]	Euro
Capacity (gross)		2x50 MW
Counterparty credit ratings	[2]	A/Baa1/A-
COD	[3]	2012
Solacor 1 & 2 [Member] | JGC [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests		13.00%
Solacor 1 [Member]
Nature of the business [Abstract]
Contract years left		17 years
Solacor 2 [Member]
Nature of the business [Abstract]
Contract years left		17 years
Helioenergy 1 & 2 [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership		100.00%
Location		Spain
Currency	[1]	Euro
Capacity (gross)		2x50 MW
Counterparty credit ratings	[2]	A/Baa1/A-
COD	[3]	2011
Helioenergy 1 [Member]
Nature of the business [Abstract]
Contract years left		17 years
Helioenergy 2 [Member]
Nature of the business [Abstract]
Contract years left		17 years
Helios 1 & 2 [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership		100.00%
Location		Spain
Currency	[1]	Euro
Capacity (gross)		2x50 MW
Counterparty credit ratings	[2]	A/Baa1/A-
COD	[3]	2012
Helios 1 [Member]
Nature of the business [Abstract]
Contract years left		18 years
Helios 2 [Member]
Nature of the business [Abstract]
Contract years left		18 years
Solnova 1, 3 & 4 [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership		100.00%
Location		Spain
Currency	[1]	Euro
Capacity (gross)		3x50 MW
Counterparty credit ratings	[2]	A/Baa1/A-
COD	[3]	2010
Solnova 1 [Member]
Nature of the business [Abstract]
Contract years left	[4]	15 years
Solnova 3 [Member]
Nature of the business [Abstract]
Contract years left	[4]	15 years
Solnova 4 [Member]
Nature of the business [Abstract]
Contract years left	[4]	16 years
Solaben 1 & 6 [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership		100.00%
Location		Spain
Currency	[1]	Euro
Capacity (gross)		2x50 MW
Counterparty credit ratings	[2]	A/Baa1/A-
COD	[3]	2013
Solaben 1 [Member]
Nature of the business [Abstract]
Contract years left		19 years
Solaben 6 [Member]
Nature of the business [Abstract]
Contract years left		19 years
Seville PV [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership	[11]	80.00%
Location		Spain
Currency	[1]	Euro
Capacity (gross)		1 MW
Counterparty credit ratings	[2]	A/Baa1/A-
COD	[3]	2006
Contract years left	[4]	16 years
Seville PV [Member] | Idae [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests		20.00%
Kaxu [Member]
Nature of the business [Abstract]
Type		Renewable (Solar)
Ownership	[12]	51.00%
Location		South Africa
Currency	[1]	Rand
Capacity (gross)		100 MW
Counterparty credit ratings	[2],[13]	BB/Ba1/BB
COD	[3]	2015
Contract years left	[4]	15 years
Kaxu [Member] | IDC [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests		29.00%
Kaxu [Member] | Kaxu Community Trust [Member]
Nature of the business [Abstract]
Percentage of non-controlling interests		20.00%
Palmatir [Member]
Nature of the business [Abstract]
Type		Renewable (Wind)
Ownership		100.00%
Location		Uruguay
Currency	[1]	USD
Capacity (gross)		50 MW
Counterparty credit ratings	[2],[14]	BBB/Baa2/BBB-
COD	[3]	2014
Contract years left	[4]	14 years
Cadonal [Member]
Nature of the business [Abstract]
Type		Renewable (Wind)
Ownership		100.00%
Location		Uruguay
Currency	[1]	USD
Capacity (gross)		50 MW
Counterparty credit ratings	[2],[14]	BBB/Baa2/BBB-
COD	[3]	2014
Contract years left	[4]	15 years
Melowind [Member]
Nature of the business [Abstract]
Type		Renewable (Wind)
Ownership		100.00%
Location		Uruguay
Currency	[1]	USD
Capacity (gross)		50MW
Counterparty credit ratings	[2]	BBB/Baa2/BBB-
COD	[3]	2015
Contract years left	[4]	16 years
Mini-Hydro [Member]
Nature of the business [Abstract]
Type		Renewable (Hydraulic)
Ownership		100.00%
Location		Peru
Currency	[1]	USD
Capacity (gross)		4 MW
Counterparty credit ratings	[2]	BBB+/A3/ BBB+
COD	[3]	2012
Contract years left	[4]	13 years

[1]	Certain contracts denominated in U.S. dollars are payable in local currency.
[2]	Reflects the counterparty's credit ratings issued by Standard & Poor's Ratings Services, or S&P, Moody's Investors Service Inc., or Moody's, and Fitch Ratings Ltd, or Fitch.
[3]	Commercial Operation Date.
[4]	As of December 31, 2019.
[5]	Including the acquisition of ATN Expansion 1 & 2.
[6]	Algerian Energy Company, SPA owns 49% of Skikda and Sacyr Agua, S.L. owns the remaining 16.83%.
[7]	Algerian Energy Company, SPA owns 49% of Honaine and Sacyr Agua, S.L. owns the remaining 25.5%.
[8]	On September 30, 2013, Liberty Interactive Corporation agreed to invest $300 million in Class A shares of ASO Holdings Company LLC, the holding company of Solana, in exchange for a share of the dividends and the taxable losses generated by Solana.
[9]	Itochu Corporation, a Japanese trading company, holds 30% of the shares in each of Solaben 2 and Solaben 3.
[10]	JGC, a Japanese engineering company, holds 13% of the shares in each of Solacor 1 and Solacor 2.
[11]	Instituto para la Diversificacion y Ahorro de la Energia ("Idae"), a Spanish state owned company, holds 20% of the shares in Seville PV.
[12]	Kaxu is owned by the Company (51%), Industrial Development Corporation of South Africa (29%) and Kaxu Community Trust (20%).
[13]	Refers to the credit rating of the Republic of South Africa. The offtaker is Eskom, which is a state-owned utility company in South Africa.
[14]	Refers to the credit rating of Uruguay, as UTE (Administracion Nacional de Usinas y Transmisoras Electricas) is unrated.